Annual Total Returns [BarChart] - LVIP SSGA Mid-Cap Index Fund - Standard Class	May 01, 2021
Bar Chart Table:
2015	(2.48%)
2016	20.31%
2017	15.86%
2018	(11.37%)
2019	25.81%
2020	13.19%